Description of the Plan	12 Months Ended
Jan. 31, 2026
EBP 004
EBP, Description of Plan [Line Items]
Description of the Plan	Description of the Plan
Walmart Inc., ("Walmart" or the "Company") sponsors the Walmart Puerto Rico 401(k) Plan (the "Plan"). The following description provides only general information. This document is not part of the Summary Plan Description and is not a document pursuant to which the Plan is maintained within the meaning of Section 402(a)(1) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). Participants should refer to the Plan document for a complete description of the Plan's provisions. To the extent not specifically prohibited by statute or regulation, Walmart reserves the right to unilaterally amend, modify or terminate the Plan at any time; such changes may be applied to all Plan participants and their beneficiaries regardless of whether the participant is actively working or retired at the time of the change. The Plan may not be amended, however, to permit any part of the Plan's assets to be used for any purpose other than for the purpose of paying benefits to participants and their beneficiaries and paying Plan expenses.
General
The Plan is a defined contribution plan established by the Company on February 1, 1997. Each eligible employee who has completed at least 1,000 hours of service in a consecutive 12-month period commencing on date of hire (or during any subsequent Plan year) is eligible to participate in the Plan. Participation may begin on the first day of the month following eligibility. Effective February 1, 2025, long-term part-time employees, defined as employees with at least 500 hours of service for two sequentially consecutive 12-month periods, are eligible to participate in the Plan. The Plan is subject to the provisions of ERISA.
The responsibility for management of Plan assets and the investment policy is vested in the Plan's Benefits Investment Committee. Benefits Investment Committee members are appointed by the Company's Senior Vice President, Global Total Rewards (or individual from time to time performing such function). Responsibility for operation and administration of the Plan is vested in the Senior Vice President, Global Total Rewards (or individual from time to time performing such function).
Banco Popular de Puerto Rico ("Trustee") is the Plan's trustee. Bank of America, N.A. ("Custodian") was appointed as the custodian of the Plan and holds the Plan's assets. The Custodian is a subsidiary of Bank of America Corporation. The Trustee remits all contributions received from the Company to the Custodian who invests those contributions as directed by participants according to the policies established by the Benefits Investment Committee. Merrill Lynch, Pierce, Fenner & Smith, Inc., which is the record keeper for the Plan, is a subsidiary of Merrill Lynch & Company and ultimately a subsidiary of Bank of America Corporation.
Contributions
Eligible employees may elect to contribute up to 50% of their eligible wages but are not required to contribute to the Plan. Participants who have attained age 50 before the end of the calendar year are eligible to make catch-up contributions. Participants may also contribute amounts representing distributions from other eligible retirement plans (rollover contributions).

Each eligible employee who has elected to contribute to the Plan will receive a Company matching contribution. (Employees eligible to contribute to the Plan solely because of their classification as a long-term part-time employee are not eligible to receive Company matching contributions.) The Company match is 100% of deferrals up to 6% of each participant's eligible wages for the Plan year. Company matching contributions are contributed to the Plan each payroll period and are calculated based on each participant's cumulative compensation and cumulative elective and catch-up contributions through such payroll period. Rollover contributions into the Plan are not eligible for a Company matching contribution.
Additional types of contributions may be contributed by the Company to the Plan. No such additional types of contributions were made for the Plan year ended January 31, 2026, other than a qualified non-elective contribution to assist the Plan in satisfying nondiscrimination testing. All contributions are subject to certain limitations in accordance with provisions of the Puerto Rico Internal Revenue Code of 2011 ("Puerto Rico Code").
Participant Accounts
Each participant's account is adjusted for administrative expenses and earnings (losses). Adjustments are determined by the investments held in each participant's account, the participant's contributions, and an allocation of the Company's matching contributions to the Plan made on the participant's behalf. Forfeitures of non-vested contributions are used or allocated to restore account balances of rehired participants or participants whose distributions were previously unclaimed.
Vesting
Participants are immediately vested in all elective, catch-up, rollover, Company matching and qualified non-elective contributions. A participant's profit sharing contribution account shall vest based on years of service at a rate of 20% per year from years two through six and may become fully vested upon participant retirement at age 65 or above, total and permanent disability, or death.
Notes Receivable from Participants
Participants may borrow from their fund accounts a minimum of $1,000 up to the lesser of (a) $50,000 or (b) 50% of their vested account balance. The administrative loan origination fee of $50 per general loan and $95 per residential loan is paid by the participant and is deducted from the proceeds of the loan. Participants may only have one general purpose loan and one residential loan outstanding at any time. Loan terms range from one to five years for general purpose loans and one to 15 years for residential loans. The loans are secured by the balance in the participant's account and bear fixed interest at the prime rate on the last day of the month preceding the month in which the loan is processed for payment, plus 1%. Generally, payments of principal and interest on the loan will be deducted from an employee's regular pay in equal amounts each pay period beginning with the first pay period following the date of the loan.
Payment of Benefits and Withdrawals
Generally, payment upon a participant's separation from the Company (and its controlled group members) is a lump-sum payment in cash for the balance of the participant's vested account. However, participants may elect to receive a single lump-sum payment of their profit sharing contributions in whole shares of Walmart equity securities, with partial or fractional shares paid in cash, even if such contributions are not invested in Walmart equity securities. To the extent the participant's profit sharing contributions are not invested in Walmart equity securities, the contributions will automatically be distributed in cash, unless directed otherwise by the participant. Participants may also elect to receive a single lump-sum payment of the remainder of their accounts in whole shares of Walmart equity securities, with partial or fractional shares paid in cash, but only to the extent such contributions are invested in Walmart equity securities as of the date distributions are processed. Participants may also elect to rollover their account balance into a different tax-qualified retirement plan or individual retirement account upon separation from the Company (and its controlled group members).
The Plan permits withdrawals of active participants' elective deferrals, and rollover contributions in amounts necessary to satisfy financial hardship as defined by the Commonwealth of Puerto Rico's Department of Treasury ("Treasury"). In-service withdrawal of vested balances may be elected by participants who have reached 59 1/2 years of age. Rollovers may be distributed at any time.
Investment Options
A participant may direct the Custodian to invest any portion of his or her account in available investment options. Available investment options may change at any time. Participant investment options at January 31, 2026, include a variety of mutual funds. Participants may change their elections at any time.
A participant may direct the Custodian to invest any portion of his or her profit sharing contributions in available investment options, including Walmart equity securities, or any of the investment options for other contributions described previously.
To the extent not directed by the participant, participant accounts are invested as determined by the Benefits Investment Committee.